STOCK-BASED COMPENSATION - Restricted and Deferred Share Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	2,402,489	2,691,288
Granted and reinvested dividends (in shares)	1,518,926	990,702
Exercised (in shares)	(856,212)	(678,634)
Forfeited (in shares)	(513,475)	(600,867)
Outstanding, end of year (in shares)	2,551,728	2,402,489
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	1,139,884	1,421,342
Granted and reinvested dividends (in shares)	80,510	70,692
Exercised (in shares)	(259,441)	(350,803)
Forfeited (in shares)	(4,543)	(1,347)
Outstanding, end of year (in shares)	956,410	1,139,884